Revenue (Tables)	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following table presents Hagerty's revenue by distribution channel offering, as well as a reconciliation to total revenue for the three months ended March 31, 2022 and 2021:

	Agent	Direct	Total

	in thousands
	Three months ended March 31, 2022
Commission and fee revenue	$26,199	$22,673	$48,872
Contingent commission	7,375	6,214	13,589
Membership revenue	—	10,318	10,318
Other revenue	—	5,900	5,900
Total revenue from customer contracts	$33,574	$45,105	$78,679
Earned premium recognized under ASC 944			89,132
Total revenue			$167,811

	Three months ended March 31, 2021
Commission and fee revenue	$22,654	$19,455	$42,109
Contingent commission	6,597	5,667	12,264
Membership revenue	—	9,676	9,676
Other revenue	—	1,917	1,917
Total revenue from customer contracts	$29,251	$36,715	$65,966
Earned premium recognized under ASC 944			63,234
Total revenue			$129,200

The following table presents Hagerty's revenue disaggregated by geographic area, as well as a reconciliation to total revenue for the three months ended March 31, 2022 and 2021:

	U.S.	Canada	Europe	Total

	in thousands
	Three months ended March 31, 2022
Commission and fee revenue	$45,670	$2,318	$884	$48,872
Contingent commission	13,468	—	121	13,589
Membership revenue	9,491	827	—	10,318
Other revenue	5,312	318	270	5,900
Total revenue from customer contracts	$73,941	$3,463	$1,275	$78,679
Earned premium recognized under ASC 944				89,132
Total revenue				$167,811

	Three months ended March 31, 2021
Commission and fee revenue	$39,500	$1,893	$716	$42,109
Contingent commission	12,119	18	127	12,264
Membership revenue	9,012	664	—	9,676
Other revenue	1,603	22	292	1,917
Total revenue from customer contracts	$62,234	$2,597	$1,135	$65,966
Earned premium recognized under ASC 944				63,234
Total revenue				$129,200

Schedule of Premiums Assumed and the Change in Unearned Premiums	The following table presents Hagerty Re's total premiums assumed and the change in unearned premiums for the three months ended March 31, 2022 and 2021:

	Three months ended March 31,
	2022	2021

	in thousands
Underwriting income:
Premiums assumed	$97,628	$72,604
Reinsurance premiums ceded	(9,690)	(7,532)
Net premiums assumed	87,938	65,072
Change in unearned premiums	(6,272)	(7,755)
Change in deferred reinsurance premiums	7,466	5,917
Net premiums earned	$89,132	$63,234

Contract with Customer, Contract Asset, Contract Liability, and Receivable	The following table is a summary of the Company's contract assets and liabilities for the periods specified below. Contract assets are classified as "Commission receivable", and liabilities are classified as "Contract liabilities" within current and non-current liabilities on the Condensed Consolidated Balance Sheets.

	March 31, 2022	December 31, 2021

	in thousands
Contract assets	$14,145	$57,596
Contract liabilities	$40,420	$41,390